CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Convertible Notes Payable
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Issuance date	Principal Amount	Maturity date	Interest rate	June 30, 2024	December 31, 2023
September 30, 2019	$30,000	September 30, 2021	8%	$30,000	$30,000
January 29, 2020	$10,000	January 29, 2021	8%	10,000	10,000
February 26, 2020	$10,000	February 26, 2021	8%	10,000	10,000
March 6, 2020	$7,500	March 6, 2021	8%	7,500	7,500
March 5, 2020	$3,700	March 5, 2021	8%	5,900	5,900
March 9, 2020	$1,200	March 9, 2021	8%	1,200	1,200
March 26, 2020	$60,000	March 26, 2021	10%	60,000	60,000
March 5, 2021	$11,300	March 5, 2022	8%	11,300	11,300
July 11, 2023	$11,000	July 11, 2024	7%	11,000	11,000
August 22, 2023	$10,000	August 22, 2024	7%	10,000	10,000
November 1, 2023	$7,000	October 31, 2024	7%	7,000	7,000
April 4, 2024	$28,600	October 3, 2024	10%	28,600	-
April 23, 2024	$5,000	April 23, 2025	10%	5,000	-
May 7, 2024	$14,111	October 3, 2024	10%	14,111	-
May 8, 2024	$25,000	May 8, 2025	10%	25,000	-
May 8, 2024	$25,000	May 8, 2025	20%	25,000	-
May 17, 2024	$5,556	October 3, 2024	10%	5,556	-
May 31, 2024	$3,333	October 3, 2024	10%	3,333	-
June 5, 2024	$25,000	June 1, 2025	10%	25,000	-
June 6, 2024	$25,000	June 6, 2025	10%	25,000	-
June 7, 2024	$2,500	June 1, 2025	10%	2,500	-
June 10, 2024	$5,000	June 1, 2025	10%	5,000	-
June 11, 2024	$5,000	June 1, 2025	10%	5,000	-
June 17, 2024	$2,500	June 1, 2025	10%	2,500	-
June 27, 2024	$700	June 27, 2025	10%	700	-
				$336,200	$163,900
Less: Unamortized debt discount				(142,720)	(18,070)
Total convertible notes payable				193,480	145,830
Less: Current portion				193,480	145,830
Long-term portion				$-	$-

Issuance date	Principal Amount	Maturity date	Interest rate	December 31, 2023	December 31, 2022
September 30, 2019	$30,000	September 30, 2021	8%	$30,000	$30,000
January 29, 2020	$10,000	January 29, 2021	8%	10,000	10,000
February 26, 2020	$10,000	February 26, 2021	8%	10,000	10,000
March 6, 2020	$7,500	March 6, 2021	8%	7,500	7,500
March 5, 2020	$3,700	March 5, 2021	8%	5,900	5,900
March 9, 2020	$1,200	March 9, 2021	8%	1,200	1,200
March 26, 2020	$60,000	March 26, 2021	10%	60,000	60,000
March 5, 2021	$11,300	March 5, 2022	8%	11,300	11,300
July 11, 2023	$11,000	July 11, 2024	7%	11,000	-
August 22, 2023	$10,000	August 22, 2024	7%	10,000	-
November 1, 2023	$7,000	October 31, 2024	7%	7,000	-

				$163,900	$135,900
Less: Unamortized debt discount				(18,070)	-
Total convertible notes payable				145,830	135,900
Less: Current portion				145,830	135,900
Long-term portion				$-	$-